JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Shares	Value($)
COMMON STOCKS — 99.6%
Apartments — 23.6%
Agree Realty Corp., REIT (a)	54,231	3,404,080
American Campus Communities, Inc., REIT	163,522	5,281,761
American Homes 4 Rent, Class A, REIT	321,402	8,112,186
Apartment Investment & Management Co., Class A, REIT	177,239	6,534,802
AvalonBay Communities, Inc., REIT	167,375	26,112,174
Camden Property Trust, REIT	115,826	10,606,187
Equity LifeStyle Properties, Inc., REIT	205,910	12,828,193
Equity Residential, REIT	442,683	26,808,882
Essential Properties Realty Trust, Inc., REIT (a)	109,427	1,492,584
Essex Property Trust, Inc., REIT (a)	78,750	19,118,138
Front Yard Residential Corp., REIT	60,929	456,967
Getty Realty Corp., REIT	41,846	1,113,941
Independence Realty Trust, Inc., REIT	122,010	1,206,679
Investors Real Estate Trust, REIT	14,399	1,020,889
Invitation Homes, Inc., REIT (a)	644,882	16,960,397
Mid-America Apartment Communities, Inc., REIT	135,992	15,824,029
National Retail Properties, Inc., REIT	204,334	6,414,044
NexPoint Residential Trust, Inc., REIT	24,084	770,206
Preferred Apartment Communities, Inc., Class A, REIT	55,271	386,344
Realty Income Corp., REIT	397,131	21,965,316
Spirit Realty Capital, Inc., REIT	122,010	3,468,744
STORE Capital Corp., REIT (a)	276,040	5,338,614
Sun Communities, Inc., REIT	111,057	15,235,910
UDR, Inc., REIT	350,634	12,966,445

		223,427,512

Diversified — 8.6%
Alexander & Baldwin, Inc., REIT	81,748	932,745
American Assets Trust, Inc., REIT	60,763	1,590,168
American Finance Trust, Inc., REIT (a)	127,055	930,043
Armada Hoffler Properties, Inc., REIT	67,085	578,273
Colony Capital, Inc., REIT	579,585	1,164,966
CoreCivic, Inc., REIT	141,733	1,705,048
Cousins Properties, Inc., REIT	174,662	5,435,481
Duke Realty Corp., REIT	438,356	15,114,515
EPR Properties, REIT (a)	93,518	2,952,363
Four Corners Property Trust, Inc., REIT	83,330	1,801,595
Gaming and Leisure Properties, Inc., REIT	247,865	8,561,257
GEO Group, Inc. (The), REIT	144,282	1,728,498
Gladstone Commercial Corp., REIT	40,374	723,502
Global Net Lease, Inc., REIT	106,462	1,493,662
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (a)	79,840	2,316,158
iStar, Inc., REIT	92,221	1,007,976
Lexington Realty Trust, REIT (a)	303,400	2,949,048
One Liberty Properties, Inc., REIT	18,946	300,294
PS Business Parks, Inc., REIT	24,493	3,273,244
Safehold, Inc., REIT	14,216	778,895
UMH Properties, Inc., REIT	43,756	546,075

Investments	Shares	Value($)
VICI Properties, Inc., REIT (a)	557,541	10,938,954
Washington, REIT	97,724	2,143,087
Whitestone, REIT	45,035	276,965
WP Carey, Inc., REIT	205,024	12,282,988

		81,525,800

Health Care — 11.0%
CareTrust REIT, Inc., REIT	113,615	2,116,647
Community Healthcare Trust, Inc., REIT	24,459	890,797
Diversified Healthcare Trust, REIT	282,926	1,012,875
Global Medical REIT, Inc., REIT	48,979	525,055
Healthcare Realty Trust, Inc., REIT	160,307	4,921,425
Healthcare Trust of America, Inc., Class A, REIT (a)	257,874	6,825,925
Healthpeak Properties, Inc., REIT	601,479	14,820,443
LTC Properties, Inc., REIT	47,308	1,741,408
Medical Properties Trust, Inc., REIT	619,943	11,208,569
National Health Investors, Inc., REIT	53,067	2,944,688
Omega Healthcare Investors, Inc., REIT	269,708	8,398,707
Physicians Realty Trust, REIT (a)	234,491	4,049,660
Sabra Health Care REIT, Inc., REIT	244,292	3,288,170
Universal Health Realty Income Trust, REIT	15,553	1,452,495
Ventas, Inc., REIT	443,732	15,508,433
Welltower, Inc., REIT	488,326	24,743,478

		104,448,775

Hotels — 3.6%
Apple Hospitality REIT, Inc., REIT	253,093	2,584,080
Chatham Lodging Trust, REIT	55,881	377,197
DiamondRock Hospitality Co., REIT	238,263	1,427,195
Host Hotels & Resorts, Inc., REIT (a)	840,053	10,030,233
MGM Growth Properties LLC, Class A, REIT	156,294	4,334,033
Park Hotels & Resorts, Inc., REIT (a)	285,597	2,807,418
Pebblebrook Hotel Trust, REIT (a)	155,851	2,128,925
RLJ Lodging Trust, REIT	200,630	2,068,495
Ryman Hospitality Properties, Inc., REIT	62,067	2,121,450
Service Properties Trust, REIT	195,844	1,321,947
Summit Hotel Properties, Inc., REIT	125,166	782,287
Sunstone Hotel Investors, Inc., REIT	267,905	2,370,959
Xenia Hotels & Resorts, Inc., REIT	134,149	1,207,341

		33,561,560

Industrial — 25.0%
CoreSite Realty Corp., REIT	44,860	5,599,425
CyrusOne, Inc., REIT (a)	136,873	10,175,139
Digital Realty Trust, Inc., REIT (a)	312,607	44,877,861
EastGroup Properties, Inc., REIT	46,296	5,381,910
Equinix, Inc., REIT	101,685	70,938,507
First Industrial Realty Trust, Inc., REIT	151,184	5,726,850
Industrial Logistics Properties Trust, REIT	77,569	1,454,419
Innovative Industrial Properties, Inc., REIT (a)	19,744	1,613,480
Monmouth Real Estate Investment Corp., REIT	110,592	1,435,484
Prologis, Inc., REIT	879,161	80,443,231
STAG Industrial, Inc., REIT	176,956	4,760,116

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value($)
Terreno Realty Corp., REIT	80,197	4,105,284

		236,511,706

Office — 11.1%
Alexandria Real Estate Equities, Inc., REIT (a)	146,022	22,446,502
Boston Properties, Inc., REIT	175,002	15,046,672
Brandywine Realty Trust, REIT	210,025	2,026,741
City Office REIT, Inc., REIT	64,968	602,903
Columbia Property Trust, Inc., REIT	137,135	1,745,729
Corporate Office Properties Trust, REIT	133,387	3,330,673
Douglas Emmett, Inc., REIT	198,273	5,821,295
Easterly Government Properties, Inc., REIT	89,316	2,239,152
Empire State Realty Trust, Inc., Class A, REIT (a)	181,996	1,206,634
Equity Commonwealth, REIT	145,200	4,893,240
Franklin Street Properties Corp., REIT	127,659	681,699
Highwoods Properties, Inc., REIT	123,511	4,726,766
Hudson Pacific Properties, Inc., REIT	184,117	4,450,108
JBG SMITH Properties, REIT	144,468	4,295,034
Kilroy Realty Corp., REIT	113,712	6,495,229
Mack-Cali Realty Corp., REIT	107,816	1,639,881
Office Properties Income Trust, REIT	57,364	1,450,736
Paramount Group, Inc., REIT	216,599	1,669,978
Piedmont Office Realty Trust, Inc., Class A, REIT	149,818	2,498,964
SL Green Realty Corp., REIT (a)	92,749	3,906,588
VEREIT, Inc., REIT	1,282,106	7,025,941
Vornado Realty Trust, REIT (a)	193,194	6,995,555

		105,196,020

Regional Malls — 2.7%
Macerich Co. (The), REIT (a)	134,495	915,911
Simon Property Group, Inc., REIT (a)	365,188	21,071,348
Tanger Factory Outlet Centers, Inc., REIT (a)	110,549	679,876
Taubman Centers, Inc., REIT	72,877	3,012,735

		25,679,870

Shopping Centers — 4.0%
Acadia Realty Trust, REIT (a)	97,738	1,146,467
Alexander’s, Inc., REIT	2,735	710,663
Brixmor Property Group, Inc., REIT	354,662	3,958,028
Federal Realty Investment Trust, REIT	85,530	6,834,702
Kimco Realty Corp., REIT	514,719	5,718,528
Kite Realty Group Trust, REIT	99,948	969,496
Regency Centers Corp., REIT	199,422	8,533,267
Retail Opportunity Investments Corp., REIT	138,591	1,301,370
Retail Properties of America, Inc., Class A, REIT	254,617	1,380,024
RPT Realty, REIT	95,652	551,912
Saul Centers, Inc., REIT	16,494	501,088
Seritage Growth Properties, Class A, REIT *(a)	41,637	327,683
SITE Centers Corp., REIT	184,539	1,046,336
Urban Edge Properties, REIT	144,459	1,408,475
Urstadt Biddle Properties, Inc., Class A, REIT	35,692	455,430
Weingarten Realty Investors, REIT	145,474	2,601,075

		37,444,544

Investments	Shares	Value($)
Storage — 10.0%
Americold Realty Trust, REIT	238,339	8,511,086
CubeSmart, REIT	230,378	6,556,558
Extra Space Storage, Inc., REIT	154,250	14,923,688
Iron Mountain, Inc., REIT (a)	341,909	8,807,576
Jernigan Capital, Inc., REIT	27,649	333,723
Life Storage, Inc., REIT	55,577	5,417,646
National Storage Affiliates Trust, REIT	71,028	2,131,550
Public Storage, REIT	187,179	37,948,670
QTS Realty Trust, Inc., Class A, REIT	69,142	4,743,141
Rexford Industrial Realty, Inc., REIT	135,597	5,396,761

		94,770,399

TOTAL COMMON STOCKS (Cost $1,192,851,236)		942,566,186

SHORT-TERM INVESTMENTS — 11.6%
INVESTMENT COMPANIES — 0.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (b)(c) (Cost $2,982,256)	2,982,256	2,982,256

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 11.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.63% (b)(c)	93,987,207	94,034,201
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (b)(c)	13,017,514	13,017,514

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $107,013,411)		107,051,715

TOTAL SHORT-TERM INVESTMENTS (Cost $109,995,667)		110,033,971

Total Investments — 111.2% (Cost $1,302,846,903)		1,052,600,157
Liabilities in Excess of Other Assets — (11.2)%		(106,080,647)

Net Assets — 100.0%		946,519,510

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 is $102,609,951.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2020.
*	Non-income producing security.

JPMorgan BetaBuilders MSCI US REIT ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	122	06/2020	USD	3,710,020	611,916

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$1,052,600,157	$—	$—	$1,052,600,157

Appreciation in Other Financial Instruments
Futures Contracts(a)	$611,916	$—	$—	$611,916

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.63%(a)(b)	$46,004,799	$163,000,000	$114,999,999	$(8,903)	$38,304	$94,034,201	93,987,207	$119,442	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17%(a)(b)	4,817,421	121,407,619	113,207,526	—	—	13,017,514	13,017,514	11,825	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09%(a)(b)	10,488,851	22,835,969	30,342,564	—	—	2,982,256	2,982,256	4,355	—

Total	$61,311,071	$307,243,588	$258,550,089	$(8,903)	$38,304	$110,033,971		$135,622	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.